S000001267 [Member] Investment Objectives and Goals - U.S. GOVERNMENT SELECT MONEY MARKET FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.